14. DEFERRED TAX ASSETS AND LIABILITIES, INCOME TAX AND MINIMUM NOTIONAL INCOME TAX (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets And Liabilities Income Tax And Minimum Notional Income Tax Details 2
Current tax	$ 1,385	$ 1,021	$ 370
Deferred tax	(2,524)	(2,057)	163
Direct changes for income tax	79	0	0
Difference in the estimate of previous fiscal year income tax and the income return	(307)	(5)	0
Other comprehensive (loss) income	0	(15)	0
Minimum notional tax	0	(145)	54
Income tax and minimum notional income tax	$ (1,367)	$ (1,201)	$ 587